Airport Concessions - Summary of Value of Concessions (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Amortization	$ 1,504,411	$ 1,505,069	$ 1,329,620
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Fair value date of acquisition				$ 176,086,000	$ 176,086,000	$ 176,086,000
Translation effect for Amortization	(48,519)	(122,953)	(38,776)
Amortization	485,533	497,527	475,805
MBJA [Member] | Other airport concession [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Translation effects for concessions	$ 799,486	$ 828,854	$ 634,350
NMIA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Fair value date of acquisition				$ 7,146,500	$ 7,146,500	$ 7,146,500